1290 Avenue of the Americas

New York, NY 10104

Julie Collett

Senior Director and

Counsel

(212) 314-3017

Julie.collett@equitable.com

January 26, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Separate Account FP of Equitable Financial Life Insurance Company (“Equitable Financial”)

Post-Effective Amendment No. 6 to the Registration Statement on Form N-6

VUL OptimizerSM

File Nos. 333-229236 and 811-04335

Commissioners:

On behalf of Equitable Financial, we are filing herewith, electronically via EDGAR, Equitable Financial’s Post-Effective Amendment No. 6 to the Registration Statement on Form N-6 listed above under the Securities Act of 1933, as amended.

Please contact the undersigned at (212) 314-3017 if you have any questions or comments.

Best Regards,

/s/ Julie Collett
Julie Collett